Cash and cash equivalents - Currency (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents
Total	$ 62,908	$ 111,049	$ 71,798	$ 86,774
United States Dollars
Cash and cash equivalents
Total	37,920	94,293
Euro
Cash and cash equivalents
Total	23,283	16,113
Russian Ruble
Cash and cash equivalents
Total	101	74
Armenian Dram
Cash and cash equivalents
Total	551	35
Kazakhstani Tenge
Cash and cash equivalents
Total	$ 1,053	529
United Arab Emirates Dirham
Cash and cash equivalents
Total		$ 5